As filed with the Securities and Exchange Commission on May 14, 2018

File Nos. 002-10653
811-00082

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 119
AND
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 74

CGM Trust
(Exact Name Of Registrant As Specified In Charter)

One International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (617) 737-3225

Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing, pursuant to paragraph (b) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act and that the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 14th day of May, 2018.

CGM TRUST

By:     /s/ David C. Fietze
David C. Fietze
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons on May 14, 2018 in the capacities indicated.

Signature	Title
/s/ David C. Fietze	President (Principal Executive Officer)
David C. Fietze
/s/ Jem A. Hudgins	Treasurer (Principal Financial and Accounting Officer)
Jem A. Hudgins
/s/ G. Kenneth Heebner	Trustee
G. Kenneth Heebner
* Peter O. Brown	Trustee
Peter O. Brown
* Mark W. Holland	Trustee
Mark W. Holland
* Leslie A. Lake	Trustee
Leslie A. Lake
* J. Baur Whittlesey	Trustee
J. Baur Whittlesey

*By:  /s/ G. Kenneth Heebner
G. Kenneth Heebner
Attorney-In-Fact pursuant to powers of attorney.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase